Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Investment securities available for sale	$ 394,500	$ 440,097
Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale	0	119
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Assets:
Investment securities available for sale	2,502	2,500
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member]
Assets:
Investment securities available for sale	4,786	4,407
Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	265,156	318,064
Fair Value, Measurements, Recurring [Member] | Other Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	265	293
Fair Value, Measurements, Recurring [Member] | State and Municipal Securities [Member]
Assets:
Investment securities available for sale	30,921	30,453
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Assets:
Investment securities available for sale	9,410	7,967
Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets:
Investment securities available for sale	68,603	73,229
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets:
Investment securities available for sale	12,855	3,184
Fair Value, Measurements, Recurring [Member] | Hedged Commercial Loans [Member]
Assets:
Investment securities available for sale	9,726	22,435
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Loans Held-for-Sale [Member]
Assets:
Investment securities available for sale		20,662
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale		119
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	12,294	23,299
Liabilities:
Derivative instruments, liabilities	12,419	23,526
Fair Value, Measurements, Recurring [Member] | Interest Rate Floor [Member]
Assets:
Investment securities available for sale		132
Liabilities:
Derivative instruments, liabilities		132
Fair Value, Measurements, Recurring [Member] | Fair Value Interest Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	765	1,635
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Assets:
Investment securities available for sale	2,502	2,500
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets:
Investment securities available for sale	12,855	3,184
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Securities [Member]
Assets:
Investment securities available for sale	4,786	4,407
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	265,156	318,064
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Mortgage-Backed Securities [Member]
Assets:
Investment securities available for sale	265	293
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | State and Municipal Securities [Member]
Assets:
Investment securities available for sale	30,921	30,453
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Loan Obligations [Member]
Assets:
Investment securities available for sale	68,603	73,229
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Hedged Commercial Loans [Member]
Assets:
Investment securities available for sale	9,726	22,435
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Loans Held-for-Sale [Member]
Assets:
Investment securities available for sale		20,662
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Assets:
Investment securities available for sale	12,294	23,299
Liabilities:
Derivative instruments, liabilities	12,419	23,526
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Floor [Member]
Assets:
Investment securities available for sale		132
Liabilities:
Derivative instruments, liabilities		132
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value Interest Rate Swaps [Member]
Liabilities:
Derivative instruments, liabilities	765	1,635
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Assets:
Investment securities available for sale	9,410	7,967
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments on Residential Mortgages [Member]
Assets:
Investment securities available for sale		$ 119